Note 4 - Real Estate Assets - Future Minimum Rental Revenues (Details)	Dec. 31, 2019 USD ($)
Office/Industrial and Retail Properties [Member]
2020	$ 16,907,553
2021	13,535,430
2022	10,425,658
2023	7,043,128
2024	5,336,123
Thereafter	5,428,467
Totals	58,676,359
Model Home Properties [Member]
2020	3,016,320
2021	1,047,924
Totals	$ 4,064,244